CONDENSED PARENT COMPANY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$ 4,583	$ 89,841	$ (12,895)	$ 13,764	$ 374	$ 63,272
Cash Flows from Investing Activities:
Net Cash Used in Investing Activities	(2,594)	(67,188)	(93,640)	(80,823)	(96,028)	(69,564)
Cash Flows from Financing Activities:
Cash Contributions from Stockholders				47,866
Proceeds Received from Exercise of Apollo Warrants					21
Net Cash Provided by Financing Activities	(10,680)	222,469	76,709	102,193	101,539	27,329
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	(8,691)	245,122	(29,826)	35,133	5,885	21,037
Cash, Cash Equivalents and Restricted Cash-Beginning of the Period	16,999	70,363	64,478	8,308	64,478	43,441
Cash, Cash Equivalents and Restricted Cash-End of the Period	$ 8,308	$ 315,485	34,652	43,441	70,363	64,478
Parent Company
Cash Flows from Investing Activities:
Net Payments to Subsidiary				(47,866)	(28)
Net Cash Used in Investing Activities				(47,866)	(28)
Cash Flows from Financing Activities:
Cash Contributions from Stockholders				47,866
Net Payments from Subsidiary						7
Proceeds Received from Exercise of Apollo Warrants					21
Net Cash Provided by Financing Activities				$ 47,866	21	7
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash					(7)	7
Cash, Cash Equivalents and Restricted Cash-Beginning of the Period			$ 7		$ 7
Cash, Cash Equivalents and Restricted Cash-End of the Period						$ 7